Current and deferred income tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current And Deferred Income Tax
Current income tax	$ (137,667)	$ (510,130)	$ (223,220)
Deferred income tax	(148,806)	(1,099,051)	(6,055,674)
Minimum presumed income tax	(33)
Income tax expense	$ (286,506)	$ (1,609,181)	$ (6,278,894)